Acquisition of Spiral Toys LLC	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisition of Spiral Toys LLC

NOTE 6 – ACQUISITION OF SPIRAL TOYS LLC

Spiral, LLC Share Exchange Agreement

On May 27, 2014 the Company entered into a Share Exchange Agreement (“the Agreement”) with Spiral Toys LLC, a California limited liability company (“Spiral”) and Mark Meyers, the sole member of Spiral. The Agreement was amended on June 30, 2014. On July 1, 2014, the acquisition and other transactions contemplated by the Agreement were completed.

Pursuant to the Agreement, on July 1, 2014 the Company purchased from Mark Meyers all of the membership interest in Spiral. In exchange for ownership of Spiral, the Company issued 18,130,667 shares of its common stock to Mark Meyers and his assignees, representing 50% of the outstanding shares. The shares were valued at $0.15 per share which is the common stock for cash sales price at the time of the transaction. Rocap also agreed to institute a bonus program pursuant to which Mark Meyers could earn an additional 4,126,133 shares of common stock based upon performance criteria as follows:

●	If during any fiscal quarter, the Company’s Operations provide net cash, calculated in accordance with generally accepted accounting principles, then the Company will issue to Meyers 2,063,067 shares of common stock;

●	If during each of the three consecutive calendar months the Company records “Adjusted Income from Operations derived from the Company Operations, then Meyers will be issued 2,063,066 shares of common stock. Adjusted Income from Operations shall mean income from Operations, calculated in accordance with generally accepted accounting principles, including appropriate accruals but excluding any non-cash transactions such as stock-based compensation of amortization of goodwill.

●	In the event that the Company becomes a party to a merger or consolidation in which the Company is not the surviving entity, or in the event that the Company sells substantially all of its asset and adopts a plan of liquidation, and if, on the date the Company executes the contract agreeing to such merger, consolidation or sale, the Company has recorded revenue during the preceding fiscal quarter, then the day prior to the effective date of such transaction the Company share issue 4,126,133 shares of common stock, less any stock issued in 1 and 2 above

Effective July 1, 2014 in connection with the acquisition, the Company recognized cash of $8 and liabilities (Advance from distributor) of $120,567. The Company recognized $2,840,203 of goodwill with this transaction.

At the closing on July 1, 2014, pursuant to the Agreement, Mr. William Clayton resigned from the Company’s Board of Directors and from his position on as Chief Operations Officer of the Company. The Board thereupon appointed Mark Meyers to serve as a member of the Board of Directors and as Chief Executive Officer of the Company.

In connection with the closing, Gordon McDougall (for himself and his company, Tezi Advisory) and Peter Henricsson agreed to modify the loans payable to them from the Company, which have an aggregate balance of approximately $120,000. The loans will be payable only when the Company has obtained financing of no less than $2,000,000, but will be convertible into the Company’s common stock at the creditor’s option at any time at a conversion rate of $0.25 per share.

Additionally, salaries payable of $276,250 were forgiven as part of the Spiral acquisition. These amounts, principally to two individuals, were eliminated and credited to Additional Paid in Capital.

Goodwill of $2,840,203 was recorded upon the acquisition of Spiral. The Company analyzes the goodwill periodically and if impairment is determined, adjusts the balances accordingly. During the fourth quarter of 2014, management determined that a complete write-off of the goodwill was justified and recorded an impairment charge of the full amount.

For the twelve-month period ended December 31, 2014 the operations of Spiral consisted of the following:

12/31/2014
Sales	$290,480
Operating Expenses	(618,567)

Net Loss	$(328,087)